Acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisitions

Note 3: Acquisitions

Tripwire

We acquired 100% of the outstanding ownership interest in Tripwire, Inc. (Tripwire) on January 2, 2015 for a purchase price of $703.2 million. The purchase price was funded with cash on hand and $200.0 million of borrowings under our revolving credit agreement (see Note 13). Tripwire is a leading global provider of advanced threat, security and compliance solutions. Tripwire’s solutions enable enterprises, service providers, manufacturers, and government agencies to detect, prevent, and respond to growing security threats. Tripwire is headquartered in Portland, Oregon. The results of Tripwire have been included in our Consolidated Financial Statements from January 2, 2015. We have determined that Tripwire is a reportable segment, Network Security Solutions. The following table summarizes the estimated fair value of the assets acquired and the liabilities assumed as of January 2, 2015 (in thousands).

Cash	$2,364
Receivables	37,792
Inventories	603
Other current assets	2,453
Property, plant and equipment	10,021
Goodwill	462,215
Intangible assets	306,000
Other non-current assets	659

Total assets	$822,107

Accounts payable	$3,142
Accrued liabilities	12,142
Deferred revenue	8,000
Deferred income taxes	95,074
Other non-current liabilities	540

Total liabilities	$118,898

Net assets	$703,209

A single estimate of fair value results from a complex series of judgments about future events and uncertainties and relies heavily on estimates and assumptions. The judgments we have used in estimating the fair values assigned to each class of acquired assets and assumed liabilities could materially affect the results of our operations. The most significant change to the final purchase price allocation presented in the table above as compared to the preliminary purchase price allocation as of September 27, 2015 was a reduction of goodwill of approximately $15.8 million, primarily due to a reduction in the estimated fair value of acquired deferred tax liabilities.

The fair value of acquired receivables is $37.8 million, with a gross contractual amount of $38.0 million. We do not expect to collect $0.2 million of the acquired receivables.

For purposes of the above allocation, we based our estimate of the fair value for the acquired intangible assets, property, plant and equipment, and deferred revenue on a valuation study performed by a third party valuation firm. We used various valuation methods including discounted cash flows to estimate the fair value of the identifiable intangible assets and deferred revenue (Level 3 valuation). To determine the value of the acquired property, plant, and equipment, we used various valuation methods, including both the market approach, which considers sales prices of similar assets in similar conditions (Level 2 valuation), and the cost approach, which considers the cost to replace the asset adjusted for depreciation (Level 3 valuation).

Goodwill and other intangible assets reflected above were determined to meet the criterion for recognition apart from tangible assets acquired and liabilities assumed. The goodwill is primarily attributable to expected synergies and the assembled workforce. The expected synergies for the Tripwire acquisition primarily consist of an expanded product portfolio with network security solutions that can be marketed to our existing broadcast, enterprise, and industrial customers. We do not have tax basis in the goodwill, and therefore, the goodwill is not deductible for tax purposes. The intangible assets related to the acquisition consisted of the following:

	Estimated Fair Value	Amortization Period
	(In thousands)	(In years)
Intangible assets subject to amortization:
Developed technology	$210,000	5.8
Customer relationships	56,000	15.0
Backlog	3,000	1.0

Total intangible assets subject to amortization	269,000

Intangible assets not subject to amortization:
Goodwill	462,215
Trademarks	31,000
In-process research and development	6,000

Total intangible assets not subject to amortization	499,215

Total intangible assets	$768,215

Weighted average amortization period		7.7

The amortizable intangible assets reflected in the table above were determined by us to have finite lives. The useful life for the developed technology intangible asset was based on the estimated time that the technology provides us with a competitive advantage and thus approximates the period of consumption of the intangible asset. The useful life for the customer relationship intangible asset was based on our forecasts of customer turnover. The useful life of the backlog intangible asset was based on our estimate of when the ordered items would ship.

Trademarks have been determined by us to have indefinite lives and are not being amortized, based on our expectation that the trademarked products will generate cash flows for us for an indefinite period. We expect to maintain use of trademarks on existing products and introduce new products in the future that will also display the trademarks, thus extending their lives indefinitely. In-process research and development assets are considered indefinite-lived intangible assets until the completion or abandonment of the associated research and development efforts. Upon completion of the development process, we will make a determination of the useful life of the asset and begin amortizing the assets over that period. If the project is abandoned, we will write-off the asset at such time.

Our consolidated revenues and consolidated income from continuing operations before taxes for the year ended December 31, 2015 included $116.6 million of revenues and a $47.8 million loss from continuing operations before taxes from Tripwire. Consolidated revenues in the year ended December 31, 2015 were negatively impacted by approximately $50.4 million due to the reduction of the acquired deferred revenue balance to fair value. Our consolidated income from continuing operations before taxes for the year ended December 31, 2015 included $43.2 million of amortization of intangible assets and $9.2 million of compensation expense related to the accelerated vesting of acquiree stock based compensation awards.

The following table illustrates the unaudited pro forma effect on operating results as if the Tripwire acquisition had been completed as of January 1, 2014.

	Years Ended
	December 31, 2015	December 31, 2014
	(In thousands, except per share data)
	(Unaudited)
Revenues	$2,354,191	$2,405,198
Income from continuing operations	92,104	23,302
Diluted income per share from continuing operations attributable to Belden stockholders	$2.14	$0.53

For purposes of the pro forma disclosures, the year ended December 31, 2014 includes nonrecurring expenses from the effects of purchase accounting, including the compensation expense from the accelerated vesting of acquiree stock compensation awards of $9.2 million and amortization of the sales backlog intangible asset of $3.0 million.

The above unaudited pro forma financial information is presented for informational purposes only and does not purport to represent what our results of operations would have been had we completed the acquisition on the date assumed, nor is it necessarily indicative of the results that may be expected in future periods. Pro forma adjustments exclude cost savings from any synergies resulting from the acquisition.

Coast Wire and Plastic Tech

We acquired 100% of the outstanding ownership interest in Coast Wire and Plastic Tech., LLC (Coast) on November 20, 2014 for cash of $36.0 million. Coast is a developer and manufacturer of customized wire and cable solutions used in high-end medical device, military and defense, and industrial applications. Coast is located in Carson, California. The results of Coast have been included in our Consolidated Financial Statements from November 20, 2014, and are reported within the Industrial Connectivity segment. The Coast acquisition was not material to our financial position or results of operations reported as of and for the year ended December 31, 2014.

ProSoft Technology, Inc.

We acquired 100% of the outstanding shares of ProSoft Technology, Inc. (ProSoft) on June 11, 2014 for cash of $104.1 million. ProSoft is a leading manufacturer of industrial networking products that translate between disparate automation systems, including the various protocols used by different automation vendors. The results of ProSoft have been included in our Consolidated Financial Statements from June 11, 2014, and are reported within the Industrial IT segment. ProSoft is headquartered in Bakersfield, California. The following table summarizes the estimated fair value of the assets acquired and the liabilities assumed as of June 11, 2014 (in thousands).

Cash	$2,517
Receivables	5,894
Inventories	2,731
Other current assets	332
Property, plant and equipment	767
Goodwill	56,923
Intangible assets	40,800
Other non-current assets	622

Total assets	$110,586

Accounts payable	$2,544
Accrued liabilities	2,807
Other non-current liabilities	1,132

Total liabilities	$6,483

Net assets	$104,103

A single estimate of fair value results from a complex series of judgments about future events and uncertainties and relies heavily on estimates and assumptions. The judgments we have used in estimating the fair values assigned to each class of acquired assets and assumed liabilities could materially affect the results of our operations. There were no significant changes to the final purchase price allocation presented in the table above as compared to the preliminary purchase price allocation of December 31, 2014.

The fair value of acquired receivables is $5.9 million, with a gross contractual amount of $6.2 million. We do not expect to collect $0.3 million of the acquired receivables.

For purposes of the above allocation, we based our estimate of the fair value of the acquired inventory and intangible assets on a valuation study performed by a third party valuation firm. We have estimated a fair value adjustment for inventories based on the estimated selling price of the work-in-process and finished goods acquired at the closing date less the sum of the costs to complete the work-in-process, the costs of disposal, and a reasonable profit allowance for our post acquisition selling efforts. We used various valuation methods including discounted cash flows to estimate the fair value of the identifiable intangible assets (Level 3 valuation).

Goodwill and other intangible assets reflected above were determined to meet the criterion for recognition apart from tangible assets acquired and liabilities assumed. The goodwill is primarily attributable to expected synergies and the assembled workforce. The expected synergies for the ProSoft acquisition primarily consist of expanded access to the Industrial IT market and channel partners. Our tax basis in the acquired goodwill is $56.9 million. The goodwill balance we recorded is deductible for tax purposes over a period of 15 years up to the amount of the tax basis. The intangible assets related to the acquisition consisted of the following:

	Fair Value	Amortization Period
	(In thousands)	(In years)
Intangible assets subject to amortization:
Customer relationships	$26,600	20.0
Developed technologies	9,000	5.0
Trademarks	5,000	5.0
Backlog	200	0.3

Total intangible assets subject to amortization	40,800

Intangible assets not subject to amortization:
Goodwill	56,923

Total intangible assets not subject to amortization	56,923

Total intangible assets	$97,723

Weighted average amortization period		14.8

The amortizable intangible assets reflected in the table above were determined by us to have finite lives. The useful life for the developed technologies intangible asset was based on the estimated time that the technology provides us with a competitive advantage and thus approximates the period of consumption of the intangible asset. The useful life for the customer relationship intangible asset was based on our forecasts of customer turnover. The useful life for the trademarks was based on the period of time we expect to continue to go to market using the trademarks. The useful life of the backlog intangible asset was based on our estimate of when the ordered items would ship.

Our consolidated revenues and consolidated income (loss) from continuing operations before taxes for the year ended December 31, 2014 included $31.7 million and ($2.5) million, respectively, from ProSoft. Our consolidated income from continuing operations before taxes for the year ended December 31, 2014 included $2.4 million of amortization of intangible assets and $1.4 million of cost of sales related to the adjustment of acquired inventory to fair value.

Grass Valley

We acquired 100% of the outstanding ownership interest in Grass Valley USA, LLC and GVBB Holdings S.a.r.l., (collectively, Grass Valley) on March 31, 2014 for cash of $218.2 million. Grass Valley is a leading provider of innovative technologies for the broadcast industry, including production switchers, cameras, servers, and editing solutions. Grass Valley is headquartered in Hillsboro, Oregon, with significant locations throughout the United States, Europe, and Asia. The results of Grass Valley have been included in our Consolidated Financial Statements from March 31, 2014, and are reported within the Broadcast segment. The following table summarizes the estimated fair value of the assets acquired and the liabilities assumed as of March 31, 2014 (in thousands):

Cash	$9,451
Receivables	67,354
Inventories	18,593
Other current assets	4,172
Property, plant and equipment	22,460
Goodwill	131,070
Intangible assets	95,500
Other non-current assets	17,101

Total assets	$365,701

Accounts payable	$51,276
Accrued liabilities	62,672
Deferred revenue	14,000
Postretirement benefits	16,538
Deferred income taxes	1,827
Other non-current liabilities	1,199

Total liabilities	$147,512

Net assets	$218,189

A single estimate of fair value results from a complex series of judgments about future events and uncertainties and relies heavily on estimates and assumptions. The judgments we have used in estimating the fair values assigned to each class of acquired assets and assumed liabilities could materially affect the results of our operations. The most significant change to the final purchase price allocation presented in the table above as compared to the preliminary purchase price allocation as of December 31, 2014 was an increase of goodwill of $11.5 million, primarily due to an increase in the estimated fair value of acquired accrued liabilities and deferred tax liabilities.

The fair value of acquired receivables is $67.4 million, with a gross contractual amount of $77.2 million. We do not expect to collect $9.8 million of the acquired receivables.

For purposes of the above allocation, we based our estimate of the fair value of the acquired inventory, property, plant, and equipment, intangible assets, and deferred revenue on a valuation study performed by a third party valuation firm. We have estimated a fair value adjustment for inventories based on the estimated selling price of the work-in-process and finished goods acquired at the closing date less the sum of the costs to complete the work-in-process, the costs of disposal, and a reasonable profit allowance for our post acquisition selling efforts. To determine the value of the acquired property, plant, and equipment, we used various valuation methods, including both the market approach, which considers sales prices of similar assets in similar conditions (Level 2 valuation), and the cost approach, which considers the cost to replace the asset adjusted for depreciation (Level 3 valuation). We used various valuation methods including discounted cash flows to estimate the fair value of the identifiable intangible assets and deferred revenue (Level 3 valuation).

Goodwill and other intangible assets reflected above were determined to meet the criterion for recognition apart from tangible assets acquired and liabilities assumed. The goodwill is primarily attributable to expected synergies and the assembled workforce. The expected synergies for the Grass Valley acquisition primarily consist of cost savings from the ability to consolidate existing and acquired operating facilities and other support functions, as well as expanded access to the Broadcast market. Our estimated tax basis in the acquired goodwill is not significant. The intangible assets related to the acquisition consisted of the following:

	Fair Value	Amortization Period
	(In thousands)	(In years)
Intangible assets subject to amortization:
Developed technologies	$37,000	5.0
Customer relationships	27,000	15.0
Backlog	1,500	0.3

Total intangible assets subject to amortization	65,500

Intangible assets not subject to amortization:
Goodwill	131,070
Trademarks	22,000
In-process research and development	8,000

Total intangible assets not subject to amortization	161,070

Total intangible assets	$226,570

Weighted average amortization period		9.0

The amortizable intangible assets reflected in the table above were determined by us to have finite lives. The useful life for the developed technologies intangible asset was based on the estimated time that the technology provides us with a competitive advantage and thus approximates the period of consumption of the intangible asset. The useful life for the customer relationship intangible asset was based on our forecasts of customer turnover. The useful life of the backlog intangible asset was based on our estimate of when the ordered items would ship.

Trademarks have been determined by us to have indefinite lives and are not being amortized, based on our expectation that the trademarked products will generate cash flows for us for an indefinite period. We expect to maintain use of trademarks on existing products and introduce new products in the future that will also display the trademarks, thus extending their lives indefinitely. In-process research and development assets are considered indefinite-lived intangible assets until the completion or abandonment of the associated research and development efforts. Upon completion of the development process, we will make a determination of the useful life of the asset and begin amortizing the assets over that period. If the project is abandoned, we will write-off the asset at such time.

Our consolidated revenues and consolidated income (loss) from continuing operations before taxes for the year ended December 31, 2014 included $196.2 million and ($58.5) million, respectively, from Grass Valley. Our consolidated income from continuing operations before taxes for the year ended December 31, 2014 included $8.6 million of amortization of intangible assets and $6.9 million of cost of sales related to the adjustment of acquired inventory to fair value. We also recognized certain severance, restructuring, and acquisition integration costs in the 2014 related to Grass Valley. See Note 12.

The following table illustrates the unaudited pro forma effect on operating results as if the Grass Valley and ProSoft acquisitions had been completed as of January 1, 2013.

	Years ended December 31,
	2014	2013
	(In thousands, except per share data)
	(Unaudited)
Revenues	$2,401,200	$2,420,099
Income from continuing operations	67,956	66,874
Diluted income per share from continuing operations attributable to Belden stockholders	$1.54	$1.49

For purposes of the pro forma disclosures, the year ended December 31, 2013 includes nonrecurring expenses from the effects of purchase accounting, including the cost of sales arising from the adjustments of inventory to fair value of $8.3 million, amortization of the sales backlog intangible assets of $1.7 million, and Belden’s transaction costs of $1.6 million.

The above unaudited pro forma financial information is presented for informational purposes only and does not purport to represent what our results of operations would have been had we completed the acquisition on the date assumed, nor is it necessarily indicative of the results that may be expected in future periods. Pro forma adjustments exclude cost savings from any synergies resulting from the acquisition.

Softel Limited

We acquired Softel Limited (Softel) for $9.1 million, net of cash acquired, on January 25, 2013. Softel is a key technology supplier to the media sector with a portfolio of technologies well aligned with industry trends and growing demand. Softel is located in the United Kingdom. The results of Softel have been included in our Consolidated Financial Statements from January 25, 2013, and are reported within the Broadcast segment. The Softel acquisition was not material to our financial position or results of operations reported as of and for the year ended December 31, 2013.